DISPOSITION OF DISCONTINUED OPERATIONS BRALORNE GOLD MINES LTD (Details Narrative) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 13, 2019 CAD ($) $ / shares shares	Dec. 31, 2020	Dec. 31, 2019 USD ($)
Bralorne Gold Mines Ltd [Member]
Statement [Line Items]
Ownership Interest	100.00%
Subsidiary	Bralorne Gold Mines Ltd.
Consideration cash payment | $			$ 2,500
Talisker Resources Ltd [Member]
Statement [Line Items]
Total consideration amount | $	$ 8,700
Issuance of common shares | shares	12,580,000
Percentage of pro-forma basis	9.90%
Exercise price of warrants | $ / shares	$ 0.25
Issuance of share purchase warrants | shares	6,290,000
Description for closing price of common share		Subject to acceleration in the event the closing price of Talisker’s common shares is great than C$0.35 per share for 20 or more consecutive trading days at any time following April 14, 2020;
Warrant exercisable period	3 years